Risk management	6 Months Ended
Jun. 30, 2018
Text block1 [abstract]
Risk management
30.	Risk management

The Company is exposed to a variety of risks arising from its operations, including price risk (related to crude oil and oil products prices), foreign exchange rates risk, interest rates risk, credit risk and liquidity risk. Corporate risk management is part of the Company’s commitment to act ethically and comply with the legal and regulatory requirements of the countries where it operates. To manage market and financial risks the Company prefers structuring measures through adequate capital and leverage management. The Company takes account of risks in its business decisions and manages any such risk in an integrated manner in order to enjoy the benefits of diversification.

A summary of the positions of the derivative financial instruments held by the Company and recognized in other current assets and liabilities as of June 30, 2018, as well as the amounts recognized in the statement of income and other comprehensive income and the guarantees given is set out as follows:

	Statement of Financial Position
	Notional value				Fair value Asset Position (Liability)		Maturity
	06.30.2018		12.31.2017		06.30.2018	12.31.2017
Derivatives not designated for hedge accounting
Future contracts—total (*)		(6,227)		(15,561)	(35)	(98)

Long position/Crude oil and oil products		45,212		43,862	—	—	2018
Short position/Crude oil and oil products		(51,439)		(59,423)	—	—	2018
OTC Options(*)
Put/Crude oil and oil products		128,000		—	4	—	2018
Forward contracts—total
Long position/Foreign currency forwards (BRL/USD) (**)	US$	62	US$	55	1	0.3	2018
Short position/Foreign currency forwards (BRL/USD) (**)	US$	89	US$	78	(4)	(0.3)	2018
Long position/Foreign currency forwards (EUR/USD) (**)		EUR 2.700		—	(2)	—	2019
Swap
Foreign currency / Cross-currency Swap (**)		GBP 700		GBP 700	97	92	2026
Foreign currency / Cross-currency Swap (**)		GBP 600		GBP 600	(21)	13	2034

Total recognized in the Statement of Financial Position					40	7

(*)	Notional value in thousands of bbl.
(**)	Amounts in US$, GBP and EUR are presented in million.

	Gains/ (losses) recognized in the statement of income (*)				Gains/(losses) recognized in the Shareholders’ Equity (**)
	2018		2017		2018		2017
	Apr-Jun	Jan-Jun	Apr-Jun	Jan-Jun	Apr-Jun	Jan-Jun	Apr-Jun	Jan-Jun
Commodity derivatives	(348)	(564)	44	80	—	—	—	—
Foreign currency derivatives	(175)	(67)	10	10	—	—	—	—
Interest rate derivatives	—	—	(1)	(3)	—	—	—	1

	(523)	(631)	53	87	—	—	—	1
Cash flow hedge on exports (***)	(789)	(1,609)	(737)	(1,511)	(7,695)	(7,213)	(1,669)	841

Total	(1,312)	(2,240)	(684)	(1,424)	(7,695)	(7,213)	(1,669)	842

(*)	Amounts recognized in finance income in the period.
(**)	Amounts recognized as other comprehensive income in the period.
(***)	Using non-derivative financial instruments as designated hedging instruments, as set out in note 30.2.

	Guarantees given as collateral
	06.30.2018	12.31.2017
Commodity derivatives	72	205
Foreign currency derivatives	(190)	(50)

Total	(118)	155

A sensitivity analysis of the derivative financial instruments for the different types of market risks as of June 30, 2018 is set out following:

Financial Instruments	Risk	Probable Scenario (*)	Reasonably possible scenario (*)	Remote Scenario (*)
Derivatives not designated for hedge accounting
Future contracts	Crude oil and oil products—price changes	—	(133)	(265)
Forward contracts	Foreign currency—depreciation BRL x USD	(0.3)	6	13
Options OTC	Crude oil and oil products—price changes	—	(4)	(4)

		(0.3)	(131)	(256)

(*)

The probable scenario was computed based on the following risks: oil and oil products prices: fair value on June 30, 2018 / R$ x U.S. Dollar—a 1.4% appreciation of the Real.Source: Focus and Bloomberg. Reasonably possible and remote scenarios consider 25% and 50% deterioration in the associated risk variables, respectively.

30.1.	Risk management of crude oil and oil products prices

Petrobras does not regularly use derivative instruments to hedge exposures to commodity price cycles related to products purchased and sold to fulfill operational needs. However, derivatives may be used in specific circumstances depending on business environment analysis and assessment of whether the Business and Management targets are being met.

Accordingly, Petrobras executed a hedge strategy for part of its oil production foreseen for 2018. The transaction was carried out during February and March, in a volume equivalent to 128 million barrels of oil. Over-the-Counter Put Options (OTC Put Options) were purchased with an average cost of US$ 3.48 per barrel and an average strike price of US $ 65 / barrel . These options will expire at the end of 2018.

This transaction aims to hedge a portion of the cash flow from operating activities for 2018, guaranteeing a minimum price level for the volume under this transaction without limiting the sales price if the average Brent price in the year exceeds the reference value, thereby protecting the Company in case of oil prices downturn while enabling to take advantage of higher prices. The goal is to reduce negative impacts on the Company’s cash generation in the most adverse price scenarios, increasing the confidence on the strategy of reducing its leverage.

On June 30, 2018, the Company accounted for a US$ 402 loss as other income and expenses within corporate business segments, US$ 152 and US$ 250 in the first and second quarters, respectively, due to a decrease in the fair value of these put options driven by the increase in the commodity price in the international market.

30.2.	Foreign exchange risk management

The Company’s Risk Management Policy provides for, as an assumption, an integrated risk management extensive to the whole corporation, pursuing the benefit from the diversification of its businesses.

By managing its foreign exchange risk, the Company takes into account the group of cash flows derived from its operations. This concept is especially applicable to the risk relating to the exposure of the Brazilian Real against the U.S. dollar, in which future cash flows in U.S. dollar, as well as cash flows in Brazilian Real affected by the fluctuation between both currencies, such as cash flows derived from diesel and gasoline sales in the domestic market, are assessed in an integrated manner.

Accordingly, the financial risk management mainly involves structured actions encompassing the business of the Company.

Changes in the Real/U.S. dollar spot rate, as well as foreign exchange variation of the Real against other foreign currencies, may affect net income and the statement of financial position due to the exposures in foreign currencies, such as:

•	High probable future transactions;

•	Monetary items; and

•	Firm commitments.

The Company seeks to mitigate the effect of potential variations in the Real/U.S. dollar spot rates mainly raising funds denominated in US dollars, aiming at reducing the net exposure between obligations and receipts in this currency, representing a form of structural protection that takes into account criteria of liquidity and cost competitiveness.

Foreign exchange variation on future exports denominated in U.S. Dollar in a given period are efficiently hedged by the US dollar debt portfolio taking into account changes in such portfolio over time.

The foreign exchange risk management strategy may involve the use of derivative financial instruments to hedge certain liabilities, mitigating foreign exchange rate risk exposure, especially when the Company is exposed to a foreign currency in which no cash inflows are expected, for example, Pound Sterling.

In the short-term, the foreign exchange risk is managed by applying resources in cash or cash equivalent denominated in Brazilian Real, U.S. Dollar or in another currency.

a)	Cash Flow Hedge involving the Company’s future exports

Considering the natural hedge and the risk management strategy, the Company designates hedging relationships to account for the effects of the existing hedge between a foreign exchange gain or loss from proportions of its long-term debt obligations (denominated in U.S. dollars) and foreign exchange gain or loss of its highly probable U.S. dollar denominated future export revenues, so that gains or losses associated with the hedged transaction (the highly probable future exports) and the hedging instrument (debt obligations) are recognized in the statement of income in the same periods.

Foreign exchange gains and losses on proportions of cash flows from debt obligations (non-derivative financial instruments), as well as foreign exchange rate forward contracts (derivative financial instruments) have been designated as hedging instruments. Derivative financial instruments expired during the year were replaced by debts in the hedging relationships for which they had been designated.

Individual hedging relationships were designated in a one-to-one proportion, meaning that the highly probable future exports for each month and the proportions of cash flows from debt obligations, hedged in individual hedging relationship, an equal in US dollar in nominal amount. Only a portion of the Company’s forecast exports are considered highly probable.

The Company’s future exports are exposed to the risk of variation in the Brazilian Real/U.S. dollar spot rate, which is offset by the converse exposure to the same type of risk with respect to its debt denominated in US dollar.

The hedge relationships are assessed on a monthly basis and they may cease and may be re-designated in order reach the risk management strategy.

Whenever a portion of future exports for a certain period, for which their foreign exchange gains and losses hedging relationship has been designated is no longer highly probable, the Company revokes the designation and the cumulative foreign exchange gains or losses that have been recognized in other comprehensive income remain separately in equity until the forecast exports occur.

If future exports, for foreign exchange gains and losses hedging relationship has been designated is no longer expected to occur, any related cumulative foreign exchange gains or losses that have been recognized in other comprehensive income from the date the hedging relationship was designated to the date the Company revoked the designation is immediately recycled from equity to the statement of income.

In addition, when a financial instrument designated as a hedging instrument expires or settled, the Company may replace it with another financial instrument in a manner in which the hedge relationship continues to occur. Likewise, whenever a hedged transaction effectively occurs, its financial instrument previously designated as a hedging instrument may be designate for a new hedge relationship.

Ineffectiveness may occur as hedged items and hedge instruments have different maturity dates and due to discount rate used to determine their present value. Accordingly, the Company recognized a US$ 61 gain as foreign exchange gains (losses) due to ineffectiveness.

The carrying amounts, the fair value as of June 30, 2018, and a schedule of expected reclassifications to the statement of income of cumulative losses recognized in other comprehensive income (shareholders’ equity) based on a US$ 1.00 / R$ 3.8558 exchange rate are set out below:

	Present value of hedging instrument notional value at 06.30.2018
Hedging Instrument	HedgedTransactions	Nature of theRisk	Maturity Date (US$ million)	(US$ million)	(R$ million)
Foreign exchange gains and losses on proportion of non-derivative financial instruments cash flows	Foreign exchange gains and losses on a portion of highly probable future monthly exports revenues	Foreign Currency – Real vs U.S. Dollar Spot Rate	July 2018 to June 2028	58,631	226,068

Changes in the present value of hedging instrument notional value	US$	R$ million
Amounts designated as of December 31, 2017	58,400	193,189

Additional hedging relationships designated, designations revoked and hedging instruments re-designated	10,168	34,205
Exports affecting the statement of income	(3,000)	(10,081)
Principal repayments / amortization	(6,937)	(23,149)
Foreign exchange variation	—	31,904

Amounts designated as of June 30, 2018	58,631	226,068

Nominal value of of hedging instrument at June 30, 2018	66,880	257,875

The average ratio of future exports for which cash flow hedge accounting was designed to the highly probable future exports is 73.3%.

A roll-forward schedule of cumulative foreign exchange losses recognized in other comprehensive income as of June 30, 2018 is set out below:

	Exchange rate	Tax effect	Total
Balance at January 1, 2017	(17,119)	5,822	(11,297)

Recognized in shareholders’ equity	(543)	185	(358)
Reclassified to the statement of income—occurred exports	3,151	(1,071)	2,080
Reclassified to the statement of income—exports no longer expected or not occurred	3	(1)	2

Balance at December 31, 2017	(14,508)	4,935	(9,573)

Recognized in shareholders’ equity	(8,822)	2,999	(5,823)
Reclassified to the statement of income—occurred exports	1,609	(546)	1,063

Balance at June 30, 2018	(21,721)	7,388	(14,333)

Additional hedging relationships may be revoked or additional reclassification adjustments from equity to the statement of income may occur as a result of changes in forecast export prices and export volumes following a review of the Company’s business plan. Based on a sensitivity analysis considering a US$ 10/barrel decrease in Brent prices stress scenario, when compared to the Brent price projections in our BMP-2018-2022, would not indicate a reclassification adjustment from equity to the statement of income.

A schedule of expected reclassification of cumulative foreign exchange losses recognized in other comprehensive income to the statement of income as of June 30, 2018 is set out below:

	2018	2019	2020	2021	2022	2023	2024	2025 to 2027	Total
Expected realization	(2,557)	(4,451)	(3,913)	(3,727)	(4,067)	(2,401)	(1,242)	637	(21,721)

IFRS 9 is effective from January 1, 2018 and provides for new requirements for hedge accounting. See note 6 for additional information on impacts of this new accounting standard on the Company’s financial statements.

b)	Cross currency swap – Pounds Sterling x Dollar

In the first half of 2017, the Company, through its wholly owned subsidiary Petrobras Global Trading B.V. (PGT), entered into cross currency swaps maturing in 2026 and 2034, with notional amounts of £ 700 million and £ 600 million, respectively, in order to hedge its Pounds/U.S. Dollar exposure arising from bonds issued amounting to £ 1,300. The Company does not expect to settle these swaps before their expiration dates.

c)	Non Deliverable Forward (NDF) – Euro x Dollar

In the second quarter of 2018 the Company, also through PGT, entered into non deliverable forwards with notional amount of Euro 2,700 million and maturing in 2019, in other to reduce its euro x dollar exposure raised by bonds issued. The Company does not intend to settle such derivatives before their expiration dates.

d)	Sensitivity analysis for foreign exchange risk on financial instruments

A sensitivity analysis is set out below, showing the probable scenario for foreign exchange risk on financial instruments, computed based on external data along with stressed scenarios (a 25% and a 50% change in the foreign exchange rates), except for assets and liabilities of foreign subsidiaries, when transacted in a currency equivalent to their respective functional currencies.

Financial Instruments	Exposure at 06.30.2018	Risk	Probable Scenario (*)	Reasonably possible scenario	Remote Scenario
Assets	5,088		(74)	1,272	2,544
Liabilities (**)	(64,348)	Dollar/Real	931	(16,087)	(32,174)
Cash flow hedge on exports	58,631		(849)	14,658	29,315

	(629)		8	(157)	(315)
Liabilities	(101)	Yen/Dollar	(1)	(25)	(51)

	(101)		(1)	(25)	(51)
Assets	4	Euro/Real	—	1	2
Liabilities	(7)		—	(2)	(4)

	(3)		—	(1)	(2)
Assets	4,161	Euro/Dollar	7	1,040	2,081
Liabilities	(6,877)		(12)	(1,719)	(3,439)
Non Deliverable Forward (NDF)	3,153		6	788	1,577

	437		1	109	219
Assets	1	Pound Sterling/Real	—	—	1
Liabilities	(20)		—	(5)	(10)

	(19)		—	(5)	(9)
Assets	3,042	Pound Sterling /Dollar	23	761	1,521
Liabilities	(4,611)		(35)	(1,153)	(2,305)
Derivative—cross currency swap	1,716		13	429	858

	147		1	37	74

Total	(168)		9	(42)	(84)

(*)

On June 30, 2018, the probable scenario was computed based on the following risks: R$ x U.S. Dollar—a 1.4% appreciation of the Real / Japanese Yen x U.S. Dollar—a 0.7% appreciation of the Japanese Yen/ Euro x U.S. Dollar: a 0.2% appreciation of the Euro / Pound Sterling x U.S. Dollar: a 0.8% appreciation of the Pound Sterling / Real x Euro—a 1.3% appreciation of the Real / Real x Pound Sterling—a 0.7% appreciation of the Real. Source: Focus and Bloomberg.

(**)	It includes the Class Action provision as set out note 28.4.

30.3.	Interest rate risk management

The Company considers that interest rate risk does not create a significant exposure and therefore, preferably does not use derivative financial instruments to manage interest rate risk, except for specific situations encountered by certain subsidiaries of Petrobras.

30.4.	Credit risk

Credit risk management in Petrobras aims to mitigate risk of not collecting receivables, financial deposits or collateral from third parties or financial institutions through efficient credit analysis, granting and management based on quantitative and qualitative parameters that are appropriate for each market segment in which the Company operates.

The commercial credit portfolio is broad and diversified and comprises clients from the domestic and foreign markets. Credit granted to financial institutions is related to collaterals received, cash surplus invested and derivative financial instruments. It is spread among “investment grade” international banks rated by international rating agencies and Brazilian banks with low credit risk.

30.5.	Liquidity risk

Liquidity risk is represented by the possibility of a shortage of cash or other financial assets in order to settle the Company’s obligations on the agreed dates and is managed by the Company based on policies such as: centralization of cash management, optimization of the level of cash and cash equivalents held and reduction of working capital; maintenance of an adequate cash balance to ensure that cash needed for investments and short-term obligations is met even in adverse market conditions; increase in the average debt maturity, increase in funding sources from domestic and international markets, and developing a strong presence in the capital markets and also searching for new funding sources (such as new markets and financial products), as well as funds under the partnership and divestment program.

Company regularly evaluates market conditions, and may enter into transactions to repurchase its own securities or those of its affiliates, through a variety of means, including tender offers, make whole exercises and open market repurchases.

A maturity schedule of the Company’s finance debt (undiscounted), including face value and interest payments is set out as follows:

Maturity	2018	2019	2020	2021	2022	2023 and thereafter	Balance at June 30, 2018	Balance at December 31, 2017
Principal	1,186	2,698	6,577	8,404	13,311	60,528	92,704	110,530
Interest	2,718	5,330	5,128	4,759	4,242	33,222	55,399	60,728

Total	3,904	8,028	11,705	13,163	17,553	93,750	148,103	171,258